Deferred charges, net	6 Months Ended
Mar. 31, 2019
Deferred charges, net [Abstract]
Deferred charges, net
4.	Deferred charges, net:

On October 27, 2017, the Company’s Vessel commenced its scheduled dry-dock which was completed on November 25, 2017. In accordance with the Company’s policy such cost was deferred and is being amortized on a straight-line basis over the period until the Vessel’s upcoming dry-dock, which is expected to take place in November 2019. Unamortized deferred charges amounted to $443,394 and $238,746 as of September 30, 2018 and March 31, 2019, respectively, and represent the Vessel’s dry-dock costs of $784,474 less amortization of $341,080 and $545,728 as of September 30, 2018 and March 31, 2019, respectively. During the six-month periods ended March 31, 2018 and 2019, amortization of deferred dry-dock costs amounted to $136,432 and $204,648, respectively, and are included in Depreciation and amortization in the accompanying unaudited interim condensed consolidated statements of comprehensive income.